CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows provided by operating activities:
Net income (loss)	$ 6,534	39,550	75,636	(6,950)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss on disposals of property and equipment	1,040	6,298	4,374	1,432
Property and equipment impairment charges	1,420	8,594	13,820	6,396
Goodwill impairment		0	456	267
Depreciation	11,564	70,008	61,458	38,274
Deferred income tax (benefit)	(442)	(2,675)	1,300	(4,572)
Change in fair value of forward contracts				734
Share-based compensation	2,626	15,894	15,700	15,818
Changes in other operating assets and liabilities:
Due from a related party	(10)	(58)	100
Inventories	(1,303)	(7,889)	6,283	(23,491)
Prepaid rent	(210)	(1,273)	(2,389)	(4,105)
Prepaid expense and other current assets	(145)	(878)	(6,759)	1,077
Deposits for leases	(548)	(3,317)	(1,273)	(6,675)
Accounts payable	832	5,037	5,437	9,498
Deferred revenue	473	2,866	(759)	1,479
Due to a related party	(4)	(25)	25	(560)
Accrued payroll	644	3,897	970	7,472
Income taxes payable	78	474	(10,117)	11,028
Deferred rent	404	2,447	6,703	7,073
Other liabilities	408	2,472	2,765	8,391
Net cash provided by operating activities	23,361	141,422	173,730	62,586
Cash flows used in investing activities:
Purchase of property and equipment	(19,283)	(116,731)	(142,355)	(159,081)
Proceeds from disposal of property and equipment	73	440	542	948
Purchase of short-term investment	(123,934)	(750,262)	(320,727)	(290,000)
Withdrawal of short-term investment	142,327	861,607	190,000	100,000
Net cash used in investing activities	(817)	(4,946)	(272,540)	(348,133)
Cash flows provided by (used in) financing activities:
Proceeds from exercise of employee stock options	1,233	7,467	693	3,085
Ordinary share issuance costs				(891)
Net cash provided by financing activities:	1,233	7,467	693	2,194
Effect of exchange rate on cash and cash equivalents	(135)	(817)	(62)	(1,684)
Net increase (decrease) in cash and cash equivalents	23,642	143,126	(98,179)	(285,037)
Cash and cash equivalents, beginning of year	37,889	229,367	327,546	612,583
Cash and cash equivalents, end of year	61,531	372,493	229,367	327,546
Supplemental disclosure of cash flow information:
Income taxes paid	3,471	21,012	2,039	31,440
Supplemental schedule of non-cash investing and financing activities:
Payable for purchase of property and equipment	$ 3,165	19,161	17,704	9,752